Document And Entity Information	Jul. 29, 2025
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 29, 2025
Entity Registrant Name	CHEMED CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8351
Entity Tax Identification Number	31-0791746
Entity Address, Address Line One	2600 First Financial Center
Entity Address, Address Line Two	255 East 5th Street
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	762-6690
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Capital stock $1 par value
Trading Symbol	CHE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000019584
Amendment Flag	false